Transactions with Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Due to related parties	$ 9,712,000		$ 9,712,000		$ 3,170,000
Accrued liabilities	82,849,000		82,849,000		68,117,000
Other Nonoperating Income (Expense)	(12,000)	$ (4,000)	(33,000)	$ (23,000)
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	5,607,000	5,143,000	14,659,000	10,217,000
Supervisory services expenses	926,000	1,241,000	2,171,000	2,022,000
Due to related parties	130,000		130,000		144,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2026 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			13,843,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2027 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			27,702,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2028 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			29,136,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2029 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			30,114,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2030 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			30,108,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated payable 2031 to 2035 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			119,521,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense			5,000,000	3,000,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	2,100,000		2,100,000		577,000
Commissions In Connection With Delivery Of Each New Building			250,000
Costs and Expenses, Related Party			0	0
Accrued liabilities	865,000		865,000		474,000
Tsakos Shipping And Trading S.A. [Member] | Tsakos Shipping and Trading S.A. Technical Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	559,000	681,000	1,034,000	1,196,000
Due to related parties	39,000		39,000		828,000
Tsakos Shipping And Trading S.A. [Member] | Tsakos Shipping and Trading S.A. Chartering Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,575,000	2,265,000	$ 6,602,000	4,604,000
Related Party Transaction, Rate			1.25%
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	4,617,000	4,378,000	$ 9,036,000	8,908,000
Due to related parties	7,083,000		7,083,000		1,181,000
Other Nonoperating Income (Expense)			0	3,524,000
Accrued Insurance, Current	597,000		597,000		2,027,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,592,000	$ 2,387,000	3,432,000	4,048,000
Due to related parties	$ 360,000		360,000		$ 440,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			32,500	31,000
Third Party Managed Suezmax Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,400	29,300
Third Party managed vessels VLCC Ulysses and Hercules I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,200	31,000.0
Third Party managed vessel Maria Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			49,400	47,100
Third Party Managed Tenergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			41,300	38,800
Third Party Managed Maria Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			32,500	31,000.0
Third Party managed vessel VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,200	29,200
Third Party Managed Alpes, Aspen and Popi Sazaklis [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,700	28,700
Third Party Managed DF Mystras and DF Montmartre [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,500	28,400
DP2 Suezmax Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			38,500	37,200
Chartered In Vessels Or Chartered Out on a Bareboat Basis And Vessels Under Construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			22,500	21,700
Third Party Managed Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees				30,000.0
V L C C Tanker Ulysses [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			540,000
Suezmax Tanker Penathlon [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			203,000
Fixed Assets [Member] | Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Other Nonoperating Income (Expense)			$ 1,212,000	$ 2,907,000